Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,110,000
Previously Paid Amount	0.00
Total Fee Amount	981.89
Total Offset Amount	0.00
Net Fee	981.89
Narrative - Max Aggregate Offering Price	$ 7,110,000
Final Prospectus	true